Contingent Liabilities And Commitments (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Contingent Liabilities and Commitments

	30 June 2019	31 December 2018
	£m	£m
Guarantees given to third parties	1,055	1,610
Formal standby facilities, credit lines and other commitments	41,851	40,111

	42,906	41,721